Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	MOBILICOM LIMITED
Trading Symbol	MOB
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,331,279,665
Amendment Flag	false
Entity Central Index Key	0001898643
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41427
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	1 Rakefet Street
Entity Address, City or Town	Shoham
Entity Address, Country	IL
Entity Address, Postal Zip Code	6083705
Title of 12(b) Security	American Depositary Shares, each representing 275 ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Auditor Name	Ziv Haft
Business Contact
Document Information Line Items
Entity Address, Address Line One	1 Rakefet Street
Entity Address, City or Town	Shoham
Entity Address, Country	IL
Entity Address, Postal Zip Code	6083705
Contact Personnel Name	Liad Gelfer
City Area Code	+61 3
Local Phone Number	8630 3321
Contact Personnel Email Address	Liad.Gelfer@mobilicom.com